SASCO 2007-BC4
Credit Risk Management Report
June 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
2008 Clayton Fixed Income Services Inc. All rights reserved.
The Report is based upon information provided to Clayton Fixed Income Services Inc.
by third parties and therefore Clayton Fixed Income Services Inc. cannot, and does not, warrant that the information contained in this Report is accurate or complete.
The information contained in this Report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this Report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this Report constitutes a recommendation to buy, sell, or hold that or any security.
Table of Contents
Section One
Executive Summary
Section Two
Loan-Level Report
Section Three
Prepayment Penalty Analysis
Section Four
Loss Analysis
Section Five
Analytics
2008 Clayton Fixed Income Services Inc. All rights reserved.
Section One
Executive Summary
2008 Clayton Fixed Income Services Inc. All rights reserved.
SASCO 2007-BC4
Executive Summary
June 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
OTS Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month. Similarly for 60 days delinquent and the second immediately succeeding month and 90 days delinquent and the third immediately succeeding month.
0
Transaction Summary
Servicer(s): America's Servicing Company, Aurora Loan Services, Chase Home
Finance, Colonial Savings, Countrywide, Home Loan Services,
HomEq, Midwest Loan Services, Ocwen Loan Servicing, LLC,
PHH Mortgage Services, Select Portfolio Servicing, Inc., Wells
Fargo
Mortgage Insurer(s): General Electric Mortgage Insurance, Mortgage Guaranty
Insurance Corporation, PMI Mortgage Insurance Co., Radian
Guaranty, Republic Mortgage Insurance Company, Triad
Guaranty Insurance Company, United Guaranty Residential
Insurance Company
Delinquency Reporting Method:
Master Servicer: Aurora Loan Services
Closing Date: 12/30/2007
Depositor: Structured Asset Securities Corporation
Securities Administrator: US Bank NA
Collateral Summary
Loan Count 5,949 5,652 95.01%
Collateral Balance $1,311,380,749 $1,245,078,125 94.94%
Closing Date
As of 6/25/2008
6/25/2008 Balance as
Percentage of Closing Date
Balance
2008 Clayton Fixed Income Services Inc. All rights reserved.
There is a loss discrepancy totaling $51,380 in the 6/25/2008 distribution. Clayton is actively working with the trustee to have the discrepancy resolved.
Collateral Statistics
Early Payment Defaults* 64 $17,963,967
First Payment Defaults 15 $4,018,666
* A default that occurs on the second or third scheduled payment.
Loan Count Summed Balance
6/25/2008 $585,757 28
Loss Summary
Remittance Losses Remitted to the Trust Number of Loan-Level Losses/Gains
Loss Analysis
For each remittance, Clayton analyzes each loan-level loss to ensure that the accurate amount of sale, MI, and hazard insurance proceeds are remitted to the trust. We also review these losses to ensure servicing advances, such as escrow advances and foreclosure fees, are reasonable. If any discrepancies are identified, Clayton actively pursues the servicer to mitigate the loss. Please refer to the Loss Analysis section of this report for details regarding losses to the security. Below is a summary of the losses passed through in this remittance.
6/25/2008 $138,976 $138,976 $0
Remittance Date Amount Remitted to the
Trust
Amount Remitted by the
Servicers
Difference
Total Cash Flows
For each remittance, Clayton reconciles the prepayment penalties that are collected by the servicers and remitted to the trust to ensure all appropriate funds are passed to the certificateholders. Please refer to the
Prepayment Penalty Analysis section of this report for details regarding paid-off loans with prepayment penalty flags. The table below provides a summary of Clayton's reconciliation for this remittance.
Prepayment Penalty Analysis
Prepayments
5/25/2008 $1,264,880,976 $6,884,452 0.54
4/25/2008 $1,273,232,576 $7,761,886 0.60
6/25/2008 $1,257,138,958 $10,234,091 0.81
Remittance Date Beginning Collateral Balance Total Prepayments Percentage of Prepayment
SASCO 2007-BC4 as of 6/25/2008
Section Two
Loan-Level Report
2008 Clayton Fixed Income Services Inc. All rights reserved.
2008 Clayton Fixed Income Services Inc. All rights reserved.
Loan-Level Report Definitions
FICO : Represents the borrower's credit score at the time of securitization/origination. FICO:
Last Paid Date:
Valuation:
C
Liquidation Date:
Estimated Loss/(Gain):
Delinquency Status:
Last Paid Date: Either the interest paid-through date or the last contractually due payment made by the borrower.
Clayton Fixed Income Services Inc. uses this date to calculate delinquencies.
Valuation: Represents what is believed to be the most accurate known value of a property based on Clayton Fixed
Income Services Inc.'s internal formulas. Several value appraisals may exist for a property, yet only what is believed to be the most accurate value according to these formulas is shown on the report. When no value is available, a valuation known as an "internal estimate" is calculated according to an internal formula that adjusts the original value of the property by the Housing Price Index (HPI) and a discount based on credit class.
Liquidation Date: Clayton Fixed Income Services Inc.'s internal estimate of the date on which the loan will liquidate if it proceeds through foreclosure and REO. This date takes into consideration servicing and state foreclosure timelines, as well as an estimated REO marketing period.
Estimated Loss/(Gain): Clayton Fixed Income Services Inc.'s internal estimate of the loss (or gain) that the loan will experience if it liquidates on the Liquidation Date.
Delinquency Status: Indicates the monthly payment and delinquency history for an individual loan. The right-most character specifies the last known delinquency status, according to the following:
3
6
9
F
R
0
The contractually due payment arrived on time.
The contractually due payment has not arrived within thirty days.
The contractually due payment has not arrived within sixty days.
The contractually due payment has not arrived within ninety days.
The property is in the process of foreclosure.
The property is real estate owned (REO).
The mortgage has either liquidated or been paid off.
OTS Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month.
OTS Delinquency Method:
MBA Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the last day of the month in which the payment was due.
MBA Delinquency Method:
SASCO 2007-BC4 Loan-Level Report
Mortgage Data Through: May 31, 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
* The estimated loss/severity includes estimated mortgage insurance proceeds where applicable and in addition if the loan has been liquidated this reflects the actual loss that has been passed to the trust.
4/2/2008
This loan has been added to the Watchlist because of the value decline and delinquency status. As of the 3/25/2008 distribution this loan is in foreclosure status. The property securing this loan has declined $175,000 or 57 percent since origination. Clayton has requested the valuation documents from the servicer to determine the reason for the value decline and await a response.
6/2/2008
Clayton received the value reconciliation that indicates that fraud was present on the original appraisal. According to the value reconciliation, the original appraisal was not done according to standards, comparables outside the subject's immediate area were used, closer comparables were ommitted from the appraisal, and the square footage and estimated value were left off. Clayton requested a copy of the original appraisal and the most recent valuation in order to further research the possiblity of fraud.
7/2/2008 Clayton continues to await the property valuations to investigate possible origination fraud. Clayton will provide an update when available.
Default Reason: (Unknown)
76.35% 12/1/2008 $224,867 36FFFR
Researching
BPO $310,000
$135,000
$294,500
$294,490
95%
0% 01/24/2008
9918286
1
10/1/2007
CA
643
10/1/2007
1
4/2/2008
This loan has been added to the Watchlist because of the value decline and delinquency status. As of the 3/25/2008 distribution this loan is in foreclosure status. The property securing this loan has declined $260,000 or 38 percent since origination. Clayton has requested the valuation documents from the servicer to determine the reason for the value decline and await a response.
6/2/2008
Clayton received the value reconciliation which indicates that the value was misrepresented on the original appraisal. The value reconciliation states that the value on the original appraisal appears inflated and pre-determined. Clayton requested the original appraisal and the most recent BPO from the servicer in order to further research the possible fraud.
7/2/2008 Clayton continues to await the property valuations from the servicer to investigate possible fraud. Clayton will provide an update when available.
Default Reason: (Unknown)
47.98% 11/1/2008 $309,952 36FFFR
Researching
BPO $680,000
$490,000
$646,000
$646,000
95%
0% 04/08/2008
9917935
1
10/1/2007
AZ
641
9/1/2007
2
7/2/2008
This loan liquidated during the 6/25/2008 distribution with an active prepayment penalty flag. However, no PPP was remitted to the trust. Clayton has asked the servicer regarding the PPP and we currently await a response.
Default Reason: (Unknown)
36.45% 5/31/2008 $81,657 CCCCC0
Researching
Internal Estimate $270,000
$201,469
$224,000
$0
83%
0% 12/31/2006
9918009
1
3/1/2008
MD
636
9/1/2007
1
Watchlist
Loan Number
Lien
Group
State
Status
First Pmt.
Last Paid Dt.
Valuation
Valuation Date
Orig. Appr.
Current Value
Orig. Amount
Current Bal.
OLTV
CLTV
Est.
Severity
MI Type
Est. Liq.
Date
Coverage
Est. Loss *
Delinquency
FICO
SASCO 2007-BC4 Loan-Level Report
Mortgage Data Through: May 31, 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
* The estimated loss/severity includes estimated mortgage insurance proceeds where applicable and in addition if the loan has been liquidated this reflects the actual loss that has been passed to the trust.
7/2/2008 Clayton continues to monitor this loan to ensure it is charged off in a timely manner.
Default Reason: (Unknown)
81.20% 10/1/2009 $25,579 369999
Researching
BPO $35,000
$6,000
$31,500
$31,305
90%
0% 02/27/2008
9914219
1
12/1/2007
MI
479
12/1/2006
2
2/29/2008
As of the 2/25/2008 distribution this loan is in foreclosure status. This property is located in California which has a four month foreclosure timeline. At origination on 4/24/2007 the property securing this loan was valued at $450,000. A BPO dated 12/20/2007 valued this property at $220,000, representing a $230,000 or 51 percent decline in value. We have asked the servicer for the value reconciliation and we await a response. Clayton will continue to monitor this loan to ensure the servicer is applying the most appropriate loss mitigation strategies.
4/2/2008 Clayton continues to await the documents from the servicer.
5/28/2008
The servicer forwarded a BPO that was performed on 3/13/2008 and valued the property at $232,500. The valuation indicates that the decline in value of the property can be attributed to the cooling market conditions. Clayton can find no evidence to support submitting this loan for repurchase at this time.
7/2/2008
This loan is in the fifth month of a four month state foreclosure time line and Clayton has no indication that a foreclosure sale has been scheduled. Clayton will monitor this loan to ensure the foreclosure sale is scheduled in a timely manner.
Default Reason: (Unknown)
44.79% 12/1/2008 $181,426 6FFFFF
Researching
BPO $450,000
$333,000
$405,000
$404,683
90%
0% 04/17/2008
9915347
1
9/1/2007
CA
629
7/1/2007
2
4/2/2008
This loan has been added to the Watchlist because of the value decline and delinquency status. As of the 3/25/2008 distribution this loan is in foreclosure status. The property securing this loan has declined $231,000 or 53 percent since origination. Clayton has requested the valuation documents from the servicer to determine the reason for the value decline and await a response.
5/28/2008 Clayton received the original appraisal but is still awaiting the most recent BPO in order to research the decline in value of the property.
6/9/2008
Clayton received a copy of the value reconciliation, which indicates that the decline in value of the property can be attributed to current market conditions. According to the value reconciliation, the property is in a depressed market with declining employment. The reconciliation also states that the market is driven by REO properties, and the value on the original appraisal appears to be supported. Clayton can find no evidence to support submitting this loan as a repurchase candidate at this time.
7/2/2008
This loan is in the fourth month of foreclosure. California has a four month state foreclosure time line. Clayton has no indication that the foreclosure sale has been scheduled.
Clayton will monitor this loan to ensure a foreclosure sale is scheduled in a timely manner.
Default Reason: (Unknown)
63.77% 1/1/2009 $224,480 36FFFF
Researching
BPO $440,000
$209,000
$352,000
$352,000
80%
0% 01/22/2008
9914267
1
10/1/2007
CA
597
3/1/2007
2
Watchlist
Loan Number
Lien
Group
State
Status
First Pmt.
Last Paid Dt.
Valuation
Valuation Date
Orig. Appr.
Current Value
Orig. Amount
Current Bal.
OLTV
CLTV
Est.
Severity
MI Type
Est. Liq.
Date
Coverage
Est. Loss *
Delinquency
FICO
SASCO 2007-BC4 Loan-Level Report
Mortgage Data Through: May 31, 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
* The estimated loss/severity includes estimated mortgage insurance proceeds where applicable and in addition if the loan has been liquidated this reflects the actual loss that has been passed to the trust.
5/1/2008
A BPO dated 2/27/2008 valued the property at $6,000, a decline in value of $29,000 (83 percent). Clayton requested the valuation from the servicer in order to research the decline in value of the property. Additionally, the servicer stopped advancing on this loan which indicates that it has been approved for charge off. Clayton will monitor for the servicer to charge off this loan.
6/2/2008
According to the value reconciliation, there is reason to believe that fraud may have been present upon origination of the loan. Clayton requested a copy of the original appraisal and the most recent BPO in order to further research the possibility of fraud.
Watchlist
Loan Number
Lien
Group
State
Status
First Pmt.
Last Paid Dt.
Valuation
Valuation Date
Orig. Appr.
Current Value
Orig. Amount
Current Bal.
OLTV
CLTV
Est.
Severity
MI Type
Est. Liq.
Date
Coverage
Est. Loss *
Delinquency
FICO
Section Three
Prepayment Penalty Analysis
2008 Clayton Fixed Income Services Inc. All rights reserved.
Trustee Remittance Date: June 25, 2008
SASCO 2007-BC4 Prepayment Penalty Analysis
2008 Clayton Fixed Income Services Inc. All rights reserved.
Total Cash Flows
100.00% 100.00% 100.00% 100.00% 100.00% 96.30%
44.26% 46.81% 48.89% 41.46% 48.78% 41.94%
27 22 22 17 20 26
0 0 0 0 1 0
27 22 22 17 19 26
0 0 0 0 0 1
0 0 0 0 0 0
27 22 22 17 19 27
0 0 0 0 0 0
0 0 0 0 0 0
0 1 0 1 2 1
0 0 0 1 1 1
0 0 0 0 0 1
5 1 2 2 5 7
32 24 24 21 27 37
61 47 45 41 41 62
$0
$0
$0
$0
$0
$0
$183,618 $165,181 $124,244 $114,841 $116,119 $138,976
$183,618 $165,181 $124,244 $114,841 $116,119 $138,976
Penalties Remitted for loans with Active Prepayment Flags
Total Loans with Penalties Remitted to the Total Paid-Off Loans
Total Loans with Penalties Remitted
Loans without Prepayment Flags or with Expired Flags with Penalties Remitted
Loans with Active Prepayment Flags with Penalties Remitted
Aggregate Paid-Off Loans
Paid-Off Loans with Active Prepayment Flags that Did Not Have Penalties Remitted
Paid-Off Loans that Did Not Have Penalties Collected because of State Statutes
Other Exceptions
Total Paid-Off Loans with Active Prepayment Flags
Other - Actions Preventing the Collection of Prepayment Penalties
Documentation Issues Preventing the Collection of Prepayment Penalties
Loss Mitigation (Short Sales, Charge Offs)
Acceleration of Debt
Liquidated out of REO Status
Expired Prepayment Clauses (as stated in the Note)
Exceptions
Total Paid Off Loans With Prepayment Flags
Total Paid Off Loans
Total Collections by the Servicers
Difference
Amount Remitted by the Servicers
Amount Remitted to the Trust
1/25/2008 2/25/2008 3/25/2008 4/25/2008 5/25/2008 6/25/2008 Trustee Remittance Date
Trustee Remittance Date: June 25, 2008
SASCO 2007-BC4 Paid-Off Mortgages With Prepayment Flags
2008 Clayton Fixed Income Services Inc. All rights reserved.
9915492 CT CCCCCC 5/25/2007 3 05/25/2010 $162,842 $5,306 3%
9916474 MD C33360 6/11/2007 3 06/11/2010 $129,545 $4,021 3%
9916761 DC CCCC33 6/19/2007 3 06/19/2010 $181,694 $7,452 4%
9915639 MD CCCCCC 5/18/2007 3 05/18/2010 $313,920 $12,867 4%
9918984 FL CCCCCC 9/7/2007 3 09/07/2010 $164,331 $5,432 3%
9915524 FL CCCCC0 5/7/2007 3 05/07/2010 $103,252 $3,610 3%
9915589 CA 6FFFFF 5/18/2007 3 05/18/2010 $249,496 $9,944 4%
9916985 HI CCCCC0 6/29/2007 3 06/29/2010 $208,984 $8,151 4%
9918682 MI CCCCC0 8/24/2007 3 08/24/2010 $75,506 $756 1%
9918945 WA CCCCC0 8/24/2007 3 08/24/2010 $195,617 $7,162 4%
9918934 MD CCCCCC 8/27/2007 3 08/27/2010 $82,736 $3,714 4%
9918866 FL CCCCC0 8/24/2007 3 08/24/2010 $199,575 $6,986 4%
9917875 MD CCCCCC 7/25/2007 3 07/25/2010 $225,396 $6,569 3%
9917950 IL CCCCCC 7/26/2007 3 07/26/2010 $170,087 $6,306 4%
9918801 WA CCCCCC 8/21/2007 3 08/21/2010 $168,472 $6,732 4%
9918009 MD CCCCC0 7/26/2007 3 07/26/2010 $223,525 $0 0 % Awaiting servicer's response
9919876 CA CCCCCC 7/6/2005 3 07/06/2008 $240,852 $7,319 3%
9919429 TN CCC333 12/14/2005 3 12/14/2008 $89,050 $3,503 4%
9918340 OR CC3FF0 8/10/2007 3 08/10/2010 $266,000 $0 0 % Liquidated out of foreclosure status
9915546 AK CCCCC0 4/27/2007 3 04/27/2010 $130,345 $4,274 3%
9918700 MI 36F990 8/23/2007 3 08/23/2010 $143,000 $0 0 % Liquidated through charge off
9914544 MO 36FFR0 2/23/2007 2 02/23/2009 $96,583 $0 0 % Liquidated out of REO status
9914373 MI CCCCC0 1/16/2007 2 01/16/2009 $75,718 $758 1%
9916836 OR CCCCC0 6/20/2007 2 06/20/2009 $136,750 $5,456 4%
9916787 IN CCCCC0 6/29/2007 2 06/29/2009 $113,872 $2,278 2%
9920104 OH CCCCC0 8/15/2006 3 08/15/2009 $29,710 $300 1%
9916548 FL CCCCCC 6/6/2007 2 06/06/2009 $149,202 $5,957 4%
9914690 MD CCCCC0 4/5/2007 2 04/05/2009 $97,083 $3,843 4%
9915952 WA CCCCC0 5/4/2007 2 05/04/2009 $120,360 $4,506 4%
9915931 WA CCCCC0 5/18/2007 2 05/18/2009 $161,323 $5,775 4%
Loan
Number
State
Delinquency History
Origination
Date
Years to
Expiration
Expiration
Date
Payoff
Amount
PPP Remitted
% of PPP to
Payoff
Amount
Comments
SASCO 2007-BC4 Outstanding Issues
Trustee Remittance Date: June 25, 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
9918009 MD CCCCC0 7/26/2007 3 07/26/2010 $223,525 $0 $0 0 % Awaiting servicer's response
Loan Number
State
Delinquency
History
Origination
Date
Years to
Expiration
Expiration
Date
Payoff
Amount
Cur. Funds
Remitted
Total PPP
Remitted
% of PPP to
Payoff
Amount
Comment
Section Four
Loss Analysis
2008 Clayton Fixed Income Services Inc. All rights reserved.
Losses Through: May 31, 2008
SASCO 2007-BC4 Historical Monthly Losses
2008 Clayton Fixed Income Services Inc. All rights reserved.
1/25/2008 $0.00 0.00%
3/25/2008 $17.75 0.00%
2/25/2008 $77,872.61 0.01%
4/25/2008 $125,244.61 0.01%
6/25/2008 $585,757.12 0.04%
5/25/2008 $392,132.76 0.03%
Totals: $1,181,024.85 0.09%
Date Loan Loss Amount Loss Percentage
* The loss percentage is a calculation of the total monthly loss as a percentage of the original balance of the security.
Trustee Remittance Date: June 25, 2008
SASCO 2007-BC4 Loss Reconciliation Report
2008 Clayton Fixed Income Services Inc. All rights reserved.
($300) 9920104 $15,415 9920067 $8 9919995
$8 9919994 $8 9919993 $8 9919992
$8 9919991 $8 9919990 $8 9919989
$19,545 9919223 $141,448 9919143 $51,304 9919132
$5 9919087 $5 9919086 $5 9919081
$5 9919080 $152,185 9918700 $18,320 9918340
$100 9915937 $100 9915193 $134,861 9915065
$6,300 9914987 $100 9914960 $46,139 9914544
Loss
Loan Number
Loss
Loan Number
Loss
Loan Number
Loan-Level Loss Report
Loan-Level Loss Report Total:
$585,594
Subsequent Losses
$20 9918379
$15 9918368 $3 9917856 $125 9915145
Loss
Loan Number
Loss
Loan Number
Loss
Loan Number
Monthly Security Loss:
$585,757
Losses Remitted: $534,377
Difference*: $51,380
Loan-Level Losses: $585,594
Subsequent Losses: $163
Subsequent Gains: $0
6/25/2008 $534,377
Remittance Statement
Summary
* For further details, please refer to the "Loss Analysis"
section of the Executive Summary.
Subsequent Losses Total:
$163
Mortgage Data Through: May 31, 2008
SASCO 2007-BC4 High Loan-Level Losses
2008 Clayton Fixed Income Services Inc. All rights reserved.
(Unknown) Default Reason:
6FFFF0 9/1/2007 $275,000
Full $165,500
$275,000
04/14/2008
BPO
100%
9/13/2004
511
CA
Cash Out Refinance
1 Family 1
9919143
$141,448.35
51.44%
5/15/2008
Short Sale/Refinance
7/2/2008
The property securing this loan liquidated through a short sale. Net sale proceeds totaled $155,335 and a loss of $141,448 (51 percent loss severity) was passed to the trust in the
6/25/2008 distribution. During the eight month delinquency of this loan, the servicer advanced interest in the amount of $21,996. This loan had a total unpaid principal balance of
$273,938 at liquidation. Since origination, the value of the property securing the loan has decreased $109,500, or 40 percent. This loan was not covered by mortgage insurance.
(Unknown) Default Reason:
6FFFF0 9/1/2007 $265,500
Full $215,000
$295,000
03/08/2008
BPO
90%
4/4/2007
522
FL
Cash Out Refinance
Planned Unit
Development
1
9915065
$134,861.28
50.80%
5/30/2008
Short Sale/Refinance
7/2/2008
The property securing this loan liquidated through a short sale. Net sale proceeds totaled $153,308 and a loss of $134,861 (51 percent loss severity) was passed to the trust in the
6/25/2008 distribution. During the eight month delinquency of this loan, the servicer advanced interest in the amount of $20,896. This loan had a total unpaid principal balance of
$265,118 at liquidation. Since origination, the value of the property securing the loan has decreased $80,000, or 27 percent. This loan was not covered by mortgage insurance.
(Unknown) Default Reason:
36F990 10/1/2007 $143,000
Full $45,000
$143,000
03/04/2008
BPO
100%
8/23/2007
672
MI
Purchase
1 Family 1
9918700
$152,184.88
106.42%
5/28/2008
Charge Off
7/2/2008
This loan was charged off in the 6/25/2008 distribution passing a loss totaling $152,185 (106 percent severity) to the trust. The loan had a unpaid balance totaling $143,000 and the servicer advanced interest in the amount of $9,343. The value decline can be attributed to market conditions as this property is located in Wayne County, Michigan. The charge off is within the servicer's threshold.
Lien
Prop. Type
State
Orig. Date
Valuation
Orig. Value
LIPD
Actual Loss
Liquidation Date
Loan Number
Pos
Loan Type
FICO
OLTV
Valuation Date
Current Value Orig. Balance Doc. Level Loss Severity Liquidation Method
Delinquency
Losses Through: May 31, 2008
SASCO 2007-BC4 Loss Report
2008 Clayton Fixed Income Services Inc. All rights reserved.
$305,000
9915937
WA 4/25/2007 70% $213,500 $100.00 0.05%
$95,000
9918340
OR 8/10/2007 95% $266,000 $18,320.20 6.89%
$320,000
9915193
FL 5/23/2007 90% $288,000 $100.00 0.03%
$185,000
$89,900
$129,000
9914960
PA 4/13/2007 80% $76,000 $100.00 0.13%
$295,000
9915065
FL 4/4/2007 90% $265,500 $134,861.28 50.80%
$250,000
9919132
NC 8/9/2004 100% $250,000 $51,304.38 20.52%
$365,000
9919086
OH 12/16/2005 100% $89,900 $4.95 0.01%
$275,000
9919143
CA 9/13/2004 100% $275,000 $141,448.35 51.44%
$143,000
9918700
MI 8/23/2007 100% $143,000 $152,184.88 106.42%
$280,000
9919081
HI 9/30/2004 70% $255,500 $4.95 0.00%
$160,000
9919080
HI 8/6/2004 80% $128,000 $4.95 0.00%
$455,000
9919991
CA 10/25/2006 80% $364,000 $8.03 0.00%
$340,000
9919993
OH 10/20/2006 67% $91,000 $8.02 0.01%
$213,000
9919992
CO 10/10/2006 84% $178,500 $8.02 0.00%
9919087
KY 12/30/2005 79% $95,000 $4.95 0.01%
9914987
IL 3/28/2007 68% $125,000 $6,299.95 5.04%
9919990
CA 10/12/2006 75% $256,000 $8.03 0.00%
$670,000
9919989
CA 10/18/2006 90% $603,000 $8.03 0.00%
$30,000
9920104
OH 8/15/2006 100% $30,000 ($300.00) -1.00%
$175,000
9914544
MO 2/23/2007 75% $96,750 $46,138.92 47.69%
$75,000
9920067
SC 9/28/2006 85% $63,750 $15,415.22 24.18%
$210,000
9919994
WA 10/13/2006 80% $168,000 $8.03 0.00%
$135,000
9919223
IL 8/9/2006 90% $157,500 $19,544.95 12.41%
$470,000
9919995
CA 10/27/2006 99% $463,500 $8.03 0.00%
June 25, 2008
Origination
Original Amount
Loan Number
State
Date
Original LTV
Original Appraisal
Loss
Loss Severity
Losses Through: May 31, 2008
SASCO 2007-BC4 Loss Report
2008 Clayton Fixed Income Services Inc. All rights reserved.
$120,000
Monthly Total:
$585,594.12 11.85%
June 25, 2008
Origination
Original Amount
Loan Number
State
Date
Original LTV
Original Appraisal
Loss
Loss Severity
Section Five
Analytics
2008 Clayton Fixed Income Services Inc. All rights reserved.
Mortgage Data Through: May 31, 2008
SASCO 2007-BC4 FICO Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
610 Delinquent 0.061
610 Paid Off 0.069
610 Current 0.062
600 Delinquent 0.049
600 Paid Off 0.047
620 Current 0.070
580 Current 0.043
580 Delinquent 0.045
570 Paid Off 0.043
570 Delinquent 0.048
590 Paid Off 0.054
600 Current 0.062
590 Delinquent 0.051
580 Paid Off 0.043
590 Current 0.046
470 Delinquent 0.017
480 Current 0.005
470 Current 0.004
460 Delinquent 0.010
460 Paid Off 0.004
490 Paid Off 0.004
500 Current 0.017
490 Delinquent 0.026
480 Delinquent 0.018
490 Current 0.006
430 Delinquent 0.002
440 Delinquent 0.002
430 Current 0.000
570 Current 0.039
420 Delinquent 0.003
450 Paid Off 0.004
460 Current 0.002
450 Delinquent 0.011
440 Paid Off 0.004
450 Current 0.025
540 Paid Off 0.029
550 Current 0.040
540 Delinquent 0.051
530 Paid Off 0.036
540 Current 0.034
560 Delinquent 0.058
560 Paid Off 0.051
560 Current 0.040
550 Delinquent 0.061
550 Paid Off 0.072
510 Delinquent 0.062
510 Paid Off 0.062
510 Current 0.040
500 Delinquent 0.035
500 Paid Off 0.007
530 Current 0.041
530 Delinquent 0.037
520 Paid Off 0.040
520 Current 0.036
520 Delinquent 0.071
FICO Delinquency Percentage
Mortgage Data Through: May 31, 2008
SASCO 2007-BC4 FICO Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
730 Current 0.005
720 Paid Off 0.007
720 Delinquent 0.007
740 Current 0.004
730 Paid Off 0.007
730 Delinquent 0.002
710 Current 0.008
700 Paid Off 0.014
700 Delinquent 0.006
720 Current 0.005
710 Paid Off 0.011
710 Delinquent 0.005
790 Delinquent 0.001
790 Current 0.001
780 Current 0.002
810 Current 0.000
800 Current 0.001
790 Paid Off 0.004
750 Delinquent 0.002
750 Current 0.002
740 Delinquent 0.001
770 Delinquent 0.001
770 Current 0.002
760 Current 0.002
650 Current 0.055
640 Paid Off 0.058
640 Delinquent 0.056
660 Current 0.045
650 Paid Off 0.025
650 Delinquent 0.039
630 Current 0.074
620 Paid Off 0.062
620 Delinquent 0.056
640 Current 0.077
630 Paid Off 0.062
630 Delinquent 0.049
690 Current 0.023
680 Paid Off 0.040
680 Delinquent 0.024
700 Current 0.013
690 Paid Off 0.029
690 Delinquent 0.015
670 Current 0.037
660 Paid Off 0.062
660 Delinquent 0.032
680 Current 0.033
670 Paid Off 0.043
670 Delinquent 0.018
Delinquent 1,121 575 69.607
Paid Off 276 595 78.250
Current 4,552 599 66.894
Total: 5,949
Status # of Loans Average Std. Deviation
Mortgage Data Through: May 31, 2008
SASCO 2007-BC4 Loan-to-Value Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
0.7 Paid Off 0.163
0.7 Current 0.155
0.8 Paid Off 0.225
0.6 Current 0.081
0.6 Delinquent 0.066
0.7 Delinquent 0.144
0.8 Delinquent 0.288
0.9 Paid Off 0.221
1.0 Current 0.165
1.0 Delinquent 0.164
0.8 Current 0.240
0.9 Current 0.287
0.9 Delinquent 0.336
1.0 Paid Off 0.174
0.2 Current 0.002
0.3 Delinquent 0.002
0.3 Current 0.008
0.6 Paid Off 0.127
0.1 Current 0.001
0.2 Delinquent 0.001
0.3 Paid Off 0.014
0.5 Current 0.042
0.5 Delinquent 0.026
0.5 Paid Off 0.062
0.4 Delinquent 0.005
0.4 Paid Off 0.014
0.4 Current 0.020
LTV Delinquency Percentage
Paid Off 276 0.773 0.159
Current 4,552 0.792 0.149
Delinquent 1,121 0.816 0.123
Total: 5,949
Status # of Loans Average Std. Deviation
Mortgage Data Through: May 31, 2008
SASCO 2007-BC4 Balance Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
280000 Delinquent 0.028
290000 Current 0.018
280000 Current 0.019
270000 Current 0.019
270000 Delinquent 0.028
290000 Delinquent 0.011
300000 Current 0.018
230000 Delinquent 0.031
240000 Current 0.033
230000 Current 0.029
220000 Delinquent 0.030
260000 Current 0.024
260000 Delinquent 0.027
250000 Delinquent 0.029
240000 Delinquent 0.030
250000 Current 0.031
80000 Delinquent 0.027
90000 Current 0.022
80000 Current 0.030
70000 Current 0.026
70000 Delinquent 0.018
110000 Current 0.041
110000 Delinquent 0.044
100000 Delinquent 0.035
90000 Delinquent 0.026
100000 Current 0.040
30000 Delinquent 0.004
40000 Current 0.006
30000 Current 0.004
220000 Current 0.037
20000 Current 0.001
60000 Current 0.017
60000 Delinquent 0.011
50000 Delinquent 0.012
40000 Delinquent 0.006
50000 Current 0.012
180000 Delinquent 0.045
190000 Current 0.030
180000 Current 0.038
170000 Current 0.042
170000 Delinquent 0.040
210000 Current 0.036
210000 Delinquent 0.035
200000 Delinquent 0.032
190000 Delinquent 0.029
200000 Current 0.038
130000 Delinquent 0.040
140000 Current 0.038
130000 Current 0.041
120000 Current 0.042
120000 Delinquent 0.036
160000 Current 0.041
160000 Delinquent 0.041
150000 Delinquent 0.022
140000 Delinquent 0.031
150000 Current 0.046
Balance Delinquency Percentage
Mortgage Data Through: May 31, 2008
SASCO 2007-BC4 Balance Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
520000 Current 0.002
520000 Delinquent 0.006
510000 Current 0.002
510000 Delinquent 0.003
540000 Current 0.002
540000 Delinquent 0.002
530000 Current 0.002
530000 Delinquent 0.003
480000 Current 0.003
480000 Delinquent 0.002
470000 Current 0.004
470000 Delinquent 0.006
500000 Current 0.004
500000 Delinquent 0.006
490000 Current 0.004
490000 Delinquent 0.004
550000 Current 0.002
560000 Delinquent 0.005
570000 Current 0.002
550000 Delinquent 0.004
560000 Current 0.001
570000 Delinquent 0.003
580000 Current 0.001
350000 Current 0.011
350000 Delinquent 0.017
340000 Current 0.010
340000 Delinquent 0.020
370000 Current 0.011
370000 Delinquent 0.008
360000 Current 0.010
360000 Delinquent 0.014
310000 Current 0.018
310000 Delinquent 0.022
460000 Delinquent 0.007
300000 Delinquent 0.022
330000 Current 0.011
330000 Delinquent 0.022
320000 Current 0.015
320000 Delinquent 0.016
380000 Current 0.007
430000 Delinquent 0.009
440000 Current 0.007
420000 Delinquent 0.006
430000 Current 0.005
450000 Delinquent 0.008
460000 Current 0.005
440000 Delinquent 0.004
450000 Current 0.004
390000 Delinquent 0.008
400000 Current 0.006
380000 Delinquent 0.008
390000 Current 0.005
410000 Delinquent 0.003
420000 Current 0.007
400000 Delinquent 0.012
410000 Current 0.006
Balance Delinquency Percentage
Mortgage Data Through: May 31, 2008
SASCO 2007-BC4 Balance Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
830000 Delinquent 0.002
830000 Current 0.000
820000 Delinquent 0.001
850000 Current 0.000
840000 Delinquent 0.002
840000 Current 0.000
820000 Current 0.000
790000 Current 0.000
780000 Current 0.000
1500000 Delinquent 0.001
810000 Delinquent 0.001
800000 Current 0.000
790000 Delinquent 0.001
870000 Current 0.000
1060000 Current 0.000
1020000 Delinquent 0.001
1000000 Current 0.000
1180000 Current 0.000
1150000 Current 0.000
1100000 Current 0.000
970000 Current 0.000
900000 Current 0.000
890000 Current 0.000
880000 Current 0.000
950000 Current 0.000
940000 Current 0.000
920000 Current 0.000
640000 Current 0.001
630000 Current 0.001
620000 Current 0.001
650000 Delinquent 0.002
650000 Current 0.000
640000 Delinquent 0.004
610000 Current 0.001
590000 Current 0.001
580000 Delinquent 0.003
760000 Current 0.000
600000 Delinquent 0.001
600000 Current 0.001
590000 Delinquent 0.006
660000 Current 0.000
710000 Delinquent 0.002
710000 Current 0.000
700000 Delinquent 0.002
750000 Delinquent 0.001
750000 Current 0.000
720000 Current 0.000
700000 Current 0.001
680000 Current 0.000
670000 Current 0.000
660000 Delinquent 0.002
690000 Delinquent 0.002
690000 Current 0.001
680000 Delinquent 0.003
Balance Delinquency Percentage
Mortgage Data Through: May 31, 2008
SASCO 2007-BC4 Balance Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
Delinquent 1,121 239,984.95 146,090.55
Current 4,552 215,610.16 127,318.96
Total: 5,673
Status # of Loans Average Std. Deviation
Mortgage Data Through: May 31, 2008
SASCO 2007-BC4 Mortgage Type Distribution by Status
Copyright 2008 Clayton Fixed Income Services Inc. All rights reserved.
Primary Home Current 0.915
Primary Home Paid Off 0.935
Second Home Current 0.007
Second Home Paid Off 0.004
Second Home Delinquent 0.006
Investment Home Delinquent 0.092
Primary Home Delinquent 0.933
Investment Home Current 0.078
Investment Home Paid Off 0.062
Mortgage Type Delinquency Percentage
Fixed 5,683 1,203,872,248.29 211,837.45 134,700.42
ARM 266 46,608,315.49 175,219.23 168,927.97
Total: 5,949 1,250,480,563.78
Mortgage Type Loan Count Total Balance Avg. Balance Std. Deviation
Mortgage Data Through: May 31, 2008
SASCO 2007-BC4 Mortgage Term Distribution by Status
Copyright 2008 Clayton Fixed Income Services Inc. All rights reserved.
240 Current 0.003
240 Paid Off 0.004
180 Current 0.008
360 Paid Off 0.996
360 Current 0.985
240 Delinquent 0.005
360 Delinquent 1.017
0 Current 0.000
0 Current 0.000
180 Delinquent 0.005
120 Current 0.000
0 Delinquent 0.005
0 Current 0.004
Mortgage Term Delinquency Percentage
5,949 26 1 40 21 0 5,861
# of Loans Other 120 180 240 300 360
Mortgage Data Through: May 31, 2008
SASCO 2007-BC4 Mortgage Purpose Distribution
Copyright 2008 Clayton Fixed Income Services Inc. All rights reserved.
Other 3 0.1%
Total 5,949 100.0%
Home Improvement 1 0.0%
Origination Statistics
Rate/term refinance 468 7.9%
Purpose Number Percentage
Cash-out refinance 4,215 70.9%
Purchase 1,262 21.2%
Other 1 0.0%
Total 4,552 100.0%
Home Improvement 1 0.0%
Current Loans
Rate/term refinance 364 8.0%
Purpose Number Percentage
Cash-out refinance 3,251 71.4%
Purchase 935 20.5%
Other 0 0.0%
Total 1,121 100.0%
Home Improvement 0 0.0%
Delinquent Loans
Rate/term refinance 90 8.0%
Purpose Number Percentage
Cash-out refinance 762 68.0%
Purchase 269 24.0%
Other 2 0.7%
Total 276 100.0%
Home Improvement 0 0.0%
Paid Off Loans
Rate/term refinance 14 5.1%
Purpose Number Percentage
Cash-out refinance 202 73.2%
Purchase 58 21.0%
Mortgage Data Through: May 31, 2008
SASCO 2007-BC4 Ownership Distribution by Status
Copyright 2008 Clayton Fixed Income Services Inc. All rights reserved.
Primary Home Paid Off 0.94
Primary Home Delinquent 0.93
Second Home Delinquent 0.01
Second Home Current 0.01
Second Home Paid Off 0.00
Investment Home Current 0.08
Primary Home Current 0.92
Investment Home Paid Off 0.06
Investment Home Delinquent 0.09
Ownership Type Delinquency Percentage
Second Home 42
Investment Home 474
Primary Home 5,433
Total: 5,949
Title # of Loans
Mortgage Data Through: May 31, 2008
SASCO 2007-BC4 Delinquent Balance Over Time
2008 Clayton Fixed Income Services Inc. All rights reserved.
5/31/2008 87,222,419.69 40,330,314.97 17,106,799.46 106,598,936.79 10,158,553.99
3/31/2008 74,945,102.95 33,224,823.72 13,763,640.38 77,832,579.00 1,531,522.72
4/30/2008 81,543,420.94 35,561,205.77 12,733,197.10 92,672,683.14 3,798,488.62
2/29/2008 76,039,116.67 29,313,156.88 8,646,831.15 56,087,406.34 816,590.73
12/31/2007 74,383,200.18 33,930,875.01 2,073,578.00 2,626,775.66 0.00
1/31/2008 78,925,369.71 35,323,786.97 6,138,463.30 29,483,186.99 0.00
AsOfDate 30 Days 60 Days 90 Days Foreclosure REO
Mortgage Data Through: May 31, 2008
SASCO 2007-BC4 Delinquent Count Over Time
Copyright 2008 Clayton Fixed Income Services Inc. All rights reserved.
5/31/2008 393 164 78 410 42
3/31/2008 340 136 64 296 10
4/30/2008 374 159 58 339 21
2/29/2008 340 124 38 222 5
12/31/2007 349 152 6 11 0
1/31/2008 357 155 22 117 0
AsOfDate 30 Days 60 Days 90 Days Foreclosure REO
Mortgage Data Through: May 31, 2008
SASCO 2007-BC4 Conditional Prepayment Rates
2008 Clayton Fixed Income Services Inc. All rights reserved.
3/31/2008 4/25/2008 7.19% 8.40%
2/29/2008 3/25/2008 7.27%
1/31/2008 2/25/2008 10.69%
4/30/2008 5/25/2008 6.69% 7.05%
5/31/2008 6/25/2008 10.52% 8.15%
Date Distribution Date CPR 3-Month MA 6-Month MA 12-Month MA
Mortgage Data Through: May 31, 2008
SASCO 2007-BC4 Historical SDA Performance
2008 Clayton Fixed Income Services Inc. All rights reserved.
12/31/2007 7.67
$0
0.00% 0.00% 0.15% 0%
2/29/2008 9.64
$816,591
0.06% 0.76% 0.19% 393%
1/31/2008 8.65
$0
0.00% 0.00% 0.17% 0%
3/31/2008 10.66
$417,095
0.03% 0.39% 0.21% 183%
5/31/2008 12.58
$6,520,512
0.52% 6.08% 0.25% 2,419%
4/30/2008 11.60
$2,843,145
0.23% 2.68% 0.23% 1,158%
Averages: $10.13
$1,766,224
0.14% 1.65% 0.20% 692%
Date
Weighted
Average Age
Default Amt
Monthly
Default Rate CDR (F-R)
SDA Curve SDA %

Document Outline

  Cover Page
  Table of Contents
  Executive Summary
  Loan-Level Report
  Prepayment Penalty Analysis
  Loss Analysis
  Analytics